Warrant Liability (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2013
Warrant Liability [Abstract]
Share price	$ 11.31
Warrants exercised by investors	2,483,839	2,428,494
Warrants exercised on a cash basis	102,570	102,570
Cash exercise of warrants for shares	2,381,269
Class of warrant or right, number of securities called by each warrant or right	1,019,669	1,001,848